REVENUE FROM CONTRACTS WITH CUSTOMERS - Backlog (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 1,793,000	$ 2,153,000
Less than one year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,215,000	1,607,000
Thereafter
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 578,000	$ 546,000